INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories [Text Block]

	12-31-2019	12-31-2018
Components of Inventory	ThU.S.$	ThU.S.$
Raw materials	129,004	111,483
Production supplies	128,229	122,794
Work in progress	69,760	66,432
Finished goods	532,200	554,933
Spare Parts	194,674	174,554
Total Inventories	1,053,867	1,030,196